Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Short-term Investments [Abstract]
Summary of Short-term Investments
Short-term Investments consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Held-to-maturity investments	1,360,304	1,123,594
Available-for-sale investments	609,058	1,006,783

Total	1,969,362	2,130,377